Nature of Business and Organization (Details)															1 Months Ended		12 Months Ended
	Apr. 06, 2023 CNY (¥)	Apr. 06, 2023 USD ($)	Nov. 01, 2022 CNY (¥)	Nov. 01, 2022 USD ($)	Sep. 23, 2022 CNY (¥)	Sep. 23, 2022 USD ($)	May 25, 2022 CNY (¥)	May 25, 2022 USD ($)	May 25, 2022 CNY (¥)	May 25, 2022 USD ($)	May 25, 2022 HKD ($)	Oct. 01, 2021 CNY (¥)	Oct. 01, 2021 USD ($)	Oct. 01, 2021 HKD ($)	Sep. 23, 2022 CNY (¥)	Sep. 23, 2022 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 24, 2020 CNY (¥)	Dec. 24, 2020 USD ($)	Feb. 28, 2024	Jun. 27, 2023	Jan. 01, 2023	Dec. 31, 2022 CNY (¥)	Dec. 09, 2022 shares	May 25, 2022 USD ($)	Apr. 01, 2022	Dec. 31, 2021 CNY (¥)	Apr. 15, 2021	Mar. 04, 2021 CNY (¥)	Mar. 04, 2021 USD ($)	Dec. 18, 2020	Nov. 30, 2020	Sep. 28, 2020	Aug. 21, 2020	Jun. 01, 2020
Nature of Business and Organization [Line Items]
Consideration			¥ 1	$ 0.1					¥ 3,594,155	$ 391,186	$ 3,050,000
Investment							¥ 1,460,484		¥ 1,460,484														¥ 55,462,670		$ 209,701		¥ 600,000
Consideration value																		¥ 1	$ 0.2
Advertising services description																	On July 19, 2021, Viwo Technology established a fully owned subsidiary Shenzhen Viwotong Technology Co., Ltd. (“Viwotong Tech”) in Shenzhen to support its operations. On November 19, 2021 Viwotong Tech acquired 100% equity interests of Guangzhou Tapuyu Internet Technology Co., Ltd. (“Tapuyu”), a provider of advertising services, for RMB 2 (approximately USD 0.3). On December 7, 2021, Viwotong Tech purchased Pengcheng Keyi (Xi’an) Intelligence Technology Co., Ltd. (“Pengcheng Keyi”), a provider of testing equipment development and sales, for RMB 2 (approximately USD 0.3). On July 1, 2022, Viwo Technology Inc. entered into an equity transfer agreement to transfer 99.0% and 1.0% of the issued share capital of Pengcheng Keyi to two unrelated individuals at RMB 1.0 and RMB 0.1(USD$ 0.01), respectively. (See Note 4 for details)
Loss amount					¥ 1,100,000	$ 200,000
Transfer	¥ 17,801,786	$ 2,526,259					¥ 387,632	$ 55,657
Term of agreement																	10 years
Shenzhen Zhangshangkuyu Technology Ltd [Member]
Nature of Business and Organization [Line Items]
Equity interest percentage			100.00%	100.00%
Fe-da Electronics Company Private Limited (“Fe-da Electronics”) [Member]
Nature of Business and Organization [Line Items]
Equity interest percentage																																	100.00%
Shenzhen Yitian [Member]
Nature of Business and Organization [Line Items]
Equity interest percentage																										100.00%
Viwotong Tech [Member]
Nature of Business and Organization [Line Items]
Equity interest percentage					100.00%	100.00%									100.00%	100.00%						100.00%	100.00%
Vize Technology Limited (“Vize”) [Member]
Nature of Business and Organization [Line Items]
Equity interest percentage	100.00%	100.00%
Beijing Viwotong [Member]
Nature of Business and Organization [Line Items]
Equity interest percentage																				100.00%
Lucky Monkey Holding Limited [Member]
Nature of Business and Organization [Line Items]
Consideration												¥ 60,321	$ 6,400	$ 50,000
Bofeng Investment Limited [Member]
Nature of Business and Organization [Line Items]
Equity transfer percentage							30.00%		30.00%																30.00%
Beijing WiMi [Member]
Nature of Business and Organization [Line Items]
Ownership percentage																		99.00%	99.00%												17.90%
Ms. Yao Zhaohua [Member]
Nature of Business and Organization [Line Items]
Ownership percentage																															99.90%
Consideration value | $																			$ 0.2
Ms. Sun Yadong [Member]
Nature of Business and Organization [Line Items]
Ownership percentage																															0.10%
ICinit Limited [Member]
Nature of Business and Organization [Line Items]
Ownership percentage																																			51.00%
Lucky Monkey Holding Limited [Member]
Nature of Business and Organization [Line Items]
Ownership percentage												2.00%	2.00%	2.00%
ICinit [Member]
Nature of Business and Organization [Line Items]
Ownership percentage							19.00%		19.00%														34.10%		19.00%
VIDA Semicon Co., Limited (“VIDA”) [Member]
Nature of Business and Organization [Line Items]
Ownership percentage																																		53.00%
Viru Technology Limited (“Viru”) [Member]
Nature of Business and Organization [Line Items]
Ownership percentage																												55.00%
Shenzhen Weiyixi [Member]
Nature of Business and Organization [Line Items]
Ownership percentage																																58.00%
Shenzhen Yitian Internet Technology Co., Ltd. (“Shenzhen Yitian”) [Member]
Nature of Business and Organization [Line Items]
Ownership percentage																		1.00%	1.00%
VIWO AI Technology Inc. (“VIWO Cayman”) [Member]
Nature of Business and Organization [Line Items]
Ownership percentage	1.00%	1.00%																			55.00%
Ms. Yao Zhaohua [Member] | Beijing WiMi [Member]
Nature of Business and Organization [Line Items]
Ownership percentage																															17.90%
Guangzhou Bimai Network Technology Co., Ltd. (“Bimai”) [Member]
Nature of Business and Organization [Line Items]
Aggregate purchase price															¥ 2	$ 0.3
TJ Zhongzheng [Member]
Nature of Business and Organization [Line Items]
Register capital																													¥ 195,700,000	$ 30,000,000
Beijing WiMi [Member] | Exclusive Share Purchase Option Agreement [Member]
Nature of Business and Organization [Line Items]
Term of agreement																	10 years
Business Combination [Member]
Nature of Business and Organization [Line Items]
Acquired description																	On July 1, 2021, VIYI acquired 100% interest of Shanghai Guoyu Information Technologies Co., Ltd (“Shanghai Guoyu”). The aggregate purchase price is $3.0 million (RMB 20,000,000). On July 19, 2021 Shanghai Guoyu established 100% owned subsidiary Kashi Guoyu Information Technologies Co., Ltd (“Kashi Guoyu”).
Shenzhen Yitian [Member]
Nature of Business and Organization [Line Items]
Ownership percentage																										100.00%
ICinit [Member]
Nature of Business and Organization [Line Items]
Investment							¥ 1,460,484		¥ 1,460,484																$ 209,701
Shenzhen Kuxuanyou [Member]
Nature of Business and Organization [Line Items]
Consideration			¥ 1	$ 0.1
Ms. Yao Zhaohua [Member]
Nature of Business and Organization [Line Items]
Consideration value | ¥																		¥ 1
VIYI shareholders [Member]
Nature of Business and Organization [Line Items]
Share issued (in Shares) | shares																								39,603,961